HIGHLAND FLOATING RATE FUND
Supplement dated August 23, 2007
To Class A, B and C Shares Prospectus dated January 1, 2007

     On August 21, 2007, the shareholders of Highland Floating Rate Fund (“Fund”) approved the proposals that were presented for their consideration in a Proxy Statement dated June 12, 2007.
Approval of a New Investment Advisory Agreement
     Shareholders of the Fund approved a new investment advisory agreement between Highland Floating Rate Limited Liability Company (“Portfolio”) and Highland Capital Management, L.P. (“Highland”) effective August 21, 2007 (“New Advisory Agreement”). The Fund is a “feeder fund” of the Portfolio, which means that the Fund invests substantially all of its assets in shares of the Portfolio. The Fund indirectly receives investment advisory services from Highland through its investment in the Portfolio. Highland previously provided portfolio management services to the Portfolio under an investment advisory agreement with the Portfolio dated July 30, 2004. The New Advisory Agreement provides for a monthly advisory fee, computed and accrued daily, based on an annual rate of 0.65% of the average daily net assets of the Portfolio for the first one billion U.S. dollars ($1,000,000,000), 0.60% of the average daily net assets of the Portfolio for the next one billion U.S. dollars ($1,000,000,000), and 0.55% of the average daily net assets of the Portfolio over two billion U.S. dollars ($2,000,000,000).
     Highland has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses (exclusive of distribution and service fees, brokerage commissions, commitment fees, interest, taxes and extraordinary expenses, if any) so that total expenses will not exceed an annual rate of 1.00% of the average daily net assets of the Fund. This arrangement may be modified or terminated by Highland at any time.
     Due to the approval of the New Advisory Agreement, the information under “Fund Expenses” on pages 6 and 7 of the Prospectus is replaced in its entirety with the following:
FUND EXPENSES
     The following table is intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in Class A, Class B and Class C Shares of the Fund. Because the Fund invests all of its net investable assets in the Portfolio, the Fund bears the expenses of the Portfolio. The table summarizes the aggregate expenses of the Fund and the Portfolio.

	Class A	Class B(2)	Class C
Shareholder Transaction Expenses(1)
Maximum Sales Charge (Load) Imposed (as a percentage of offering price)	3.50%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Maximum Contingent Deferred Sales Charge (“CDSC”) (as a percentage of net asset value at the time of purchase or repurchase, whichever is lower)	None(3)	3.25%(4)	1.00%(5)
Exchange Fee	None	None	None
FRF-ABC

Annual Fund Operating Expenses (as a percentage of average net assets)
Management Fees (6) (7)	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.35%	0.70%	0.85%
Interest Payments and Commitment Fees on Borrowed Funds(8)	0.04%	0.04%	0.04%
Other Expenses (7)(8)	0.18%	0.18%	0.18%

Total Annual Fund Operating Expenses (7)(8)	1.42%	1.77%	1.92%

(1)	Financial Advisors (as defined under “How to Buy Shares”) may independently charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

(2)	Class B Shares will automatically convert to Class A Shares eight years after purchase.

(3)	Class A Shares purchased without an initial sales charge in accounts aggregating $1 million or more are subject to a 1.00% CDSC if the shares are tendered and accepted for repurchase within 18 months of purchase.

(4)	The CDSC on Class B Shares is 3.25% for shares tendered and accepted for repurchase within the first year of purchase, 3.00% within the second year, 2.00% within the third year, 1.50% within the fourth year, and 1.00% within the fifth year. There is no CDSC on Class B Shares thereafter.

(5)	The CDSC on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first year of purchase. There is no CDSC on Class C Shares thereafter.

(6)	Management fees include both advisory fees and administration fees charged, directly or indirectly, to the Fund. Highland receives from the Portfolio monthly advisory fees, computed and accrued daily, at the annual rate of 0.65% of the average daily net assets of the Portfolio for the first $1 billion dollars, 0.60% of the average daily net assets of the Portfolio for the next $1 billion dollars and 0.55% of the average daily net assets of the Portfolio that exceed $2 billion dollars. Highland also receives from the Fund monthly administration fees at the annual rate of 0.20% of the average daily net assets of the Fund.

(7)	The Adviser has agreed to voluntarily waive advisory fees and reimburse the Fund for certain expenses (exclusive of distribution and service fees, brokerage commissions, commitment fees, interest, taxes and extraordinary expenses, if any) so that such total annual expenses will not exceed an annual rate of 1.00% of the average daily net assets of the Fund. As a result, Total Annual Fund Operating Expenses for Class A, B and C shares would be 1.39%, 1.74% and 1.89% of the respective Class’ average daily net assets. The Adviser may, in its sole discretion, terminate this voluntary waiver at any time. Any such waiver will lower a Class’ overall expense ratio and increase its overall return to investors.

(8)	Estimated amounts for the remainder of the current fiscal year are based on actual payments from the semi-annual period ended February 28, 2007.
Expense Example. This Example helps you compare the cost of investing in the Fund to the cost of investing in other investment companies. The Example assumes that (i) you invest $1,000 in the Fund, (ii) your investment has a 5% return each year, (iii) operating expenses remain the same, and (iv) all income dividends and capital gains distributions are reinvested in additional shares at net asset value. The Example should not be considered a representation of future expenses. Your actual costs may be higher or lower.

Class		1 year	3 years	5 years	10 years
Class A		$49	$78	$110	$199
Class B:	if you did not sell your shares	$18	$56	$96	$199	*
	if you sold all your shares at the end of the period	$51	$76	$106	$199	*
Class C:	if you did not sell your shares	$20	$60	$104	$224
	if you sold all your shares at the end of the period	$30	$60	$104	$224

*	Class B Shares automatically convert to Class A Shares eight years after purchase. The 10-year expense example for Class B Shares reflects Class B Share expenses for the first eight years and Class A Share expenses for the two years thereafter.
FRF-ABC

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Approval of the Fund’s Conversion to a Single-Fund Structure and the Liquidation and Dissolution of the Portfolio
     Shareholders of the Fund approved a Plan of Conversion, Liquidation and Termination with respect to the Portfolio (“Conversion Plan”). Pursuant to the Conversion Plan, the Fund will convert to a single-fund structure and will receive from the Portfolio all of the Portfolio’s marketable securities and other assets in exchange for the shares of the Portfolio that the Fund holds (“Conversion”). After the Conversion, which is currently anticipated to take place by the end of the year, the Fund will no longer operate as a feeder fund investing in the Portfolio. The Conversion will not result in any change in the Fund’s investment objective, policies or investment restrictions, except that the Fund will seek to achieve its investment objective by engaging Highland as its investment adviser on terms and conditions substantially identical to the terms and conditions of the New Advisory Agreement and investing directly in securities rather than in the Portfolio. The investment advisory fee rate for the Fund, once it converts to a single-fund structure, will be the same as the investment advisory fee rate under the New Advisory Agreement. Additionally, the current agreements of the Fund regarding administration, distribution, transfer agent and custodian services will not change due to the implementation of the Conversion Plan. After the Conversion, shareholders will hold the same number of shares of the Fund, with the same dollar value, as they held immediately before the Conversion. The Conversion will have no federal income tax consequences for the Fund or its shareholders.
Approval of an Agreement and Plan of Reorganization
     Shareholders of the Fund approved an Agreement and Plan of Reorganization (“Reorganization Agreement”) pursuant to which the Fund will be reorganized into a newly formed Delaware statutory trust, also named Highland Floating Rate Fund (“New Fund”) (“Reorganization”). After the Reorganization, which is currently expected to take place immediately after the Conversion, shareholders will hold the same number of shares of the New Fund, with the same dollar value, as they held in the Fund before the Reorganization. The Reorganization will not result in any change in the Fund’s investment objective, policies or investment restrictions. Additionally, the then-current agreements of the Fund regarding advisory, administration, distribution, transfer agent and custodian services will not change. The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization.
     For additional information regarding the Reorganization, please see the Fund’s Proxy Statement dated June 12, 2007, which is available on the website of the U.S. Securities and Exchange Commission, www.sec.gov.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE
FRF-ABC

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HIGHLAND FLOATING RATE FUND
Supplement dated August 23, 2007
To Class Z Shares Prospectus dated January 1, 2007

     On August 21, 2007, the shareholders of Highland Floating Rate Fund (“Fund”) approved the proposals that were presented for their consideration in a Proxy Statement dated June 12, 2007.
Approval of a New Investment Advisory Agreement
     Shareholders of the Fund approved a new investment advisory agreement between Highland Floating Rate Limited Liability Company (“Portfolio”) and Highland Capital Management, L.P. (“Highland”) effective August 21, 2007 (“New Advisory Agreement”). The Fund is a “feeder fund” of the Portfolio, which means that the Fund invests substantially all of its assets in shares of the Portfolio. The Fund indirectly receives investment advisory services from Highland through its investment in the Portfolio. Highland previously provided portfolio management services to the Portfolio under an investment advisory agreement with the Portfolio dated July 30, 2004. The New Advisory Agreement provides for a monthly advisory fee, computed and accrued daily, based on an annual rate of 0.65% of the average daily net assets of the Portfolio for the first one billion U.S. dollars ($1,000,000,000), 0.60% of the average daily net assets of the Portfolio for the next one billion U.S. dollars ($1,000,000,000), and 0.55% of the average daily net assets of the Portfolio over two billion U.S. dollars ($2,000,000,000).
     Highland has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses (exclusive of distribution and service fees, brokerage commissions, commitment fees, interest, taxes and extraordinary expenses, if any) so that total expenses will not exceed an annual rate of 1.00% of the average daily net assets of the Fund. This arrangement may be modified or terminated by Highland at any time.
     Due to the approval of the New Advisory Agreement, the information under “Fund Expenses” on page 6 of the Prospectus is replaced in its entirety with the following:
FUND EXPENSES
     The following table is intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in Class Z Shares of the Fund. Because the Fund invests all of its net investable assets in the Portfolio, the Fund bears the expenses of the Portfolio. The table summarizes the aggregate expenses of the Fund and the Portfolio.

Shareholder Transaction Expenses(1)	Class Z
Maximum Sales Charge (Load) Imposed (as a percentage of offering price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Maximum Contingent Deferred Sales Charge (“CDSC”) (as a percentage of net asset value at the time of purchase or repurchase, whichever is lower)	None
Exchange Fee	None
FRF-Z

Annual Fund Operating Expenses (as a percentage of average net assets)
Management Fees (2)(3)	0.85%
Distribution and Service Fees	0.00%
Interest Payments and Commitment Fees on Borrowed Funds (4)	0.04%
Other Expenses (3)(4)	0.18%

Total Annual Fund Operating Expenses (3)(4)	1.07%

(1)	Financial Advisors (as defined under “How to Buy Shares”) may independently charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

(2)	Management fees include both advisory fees and administration fees charged, directly or indirectly, to the Fund. Highland receives from the Portfolio monthly advisory fees, computed and accrued daily, at the annual rate of 0.65% of the average daily net assets of the Portfolio for the first $1 billion dollars, 0.60% of the average daily net assets of the Portfolio for the next $1 billion dollars and 0.55% of the average daily net assets of the Portfolio that exceed $2 billion dollars. Highland also receives from the Fund administration fees at the annual rate of 0.20% of the average daily net assets of the Fund.

(3)	The Adviser has agreed to voluntarily waive advisory fees and reimburse the Fund for certain expenses (exclusive of distribution and service fees, brokerage commissions, commitment fees, interest, taxes and extraordinary expenses, if any) so that such total annual expenses will not exceed an annual rate of 1.00% of the average daily net assets of the Fund. As a result, Total Annual Fund Operating Expenses for Class Z shares would be 1.04% of the Class’ average daily net assets. The Adviser may, in its sole discretion, terminate this voluntary waiver at any time. Any such waiver will lower the Class’ overall expense ratio and increase its overall return to investors.

(4)	Estimated amounts for the remainder of the current fiscal year are based on actual payments from the semi-annual period ended February 28, 2007.
Expense Example. This Example helps you compare the cost of investing in the Fund to the cost of investing in other investment companies. The Example assumes that (i) you invest $1,000 in the Fund, (ii) your investment has a 5% return each year, (iii) operating expenses remain the same, and (iv) all income dividends and capital gains distributions are reinvested in additional shares. The Example should not be considered a representation of future expenses. Your actual costs may be higher or lower.

Class	1 year	3 years	5 years	10 years
Class Z	$11	$34	$59	$131
Approval of the Fund’s Conversion to a Single-Fund Structure and the Liquidation and Dissolution of the Portfolio
     Shareholders of the Fund approved a Plan of Conversion, Liquidation and Termination with respect to the Portfolio (“Conversion Plan”). Pursuant to the Conversion Plan, the Fund will convert to a single-fund structure and will receive from the Portfolio all of the Portfolio’s marketable securities and other assets in exchange for the shares of the Portfolio that the Fund holds (“Conversion”). After the Conversion, which is currently anticipated to take place by the end of the year, the Fund will no longer operate as a feeder fund investing in the Portfolio. The Conversion will not result in any change in the Fund’s investment objective, policies or investment restrictions, except that the Fund will seek to achieve its investment objective by engaging Highland as its investment adviser on terms and conditions substantially identical to the terms and conditions of the New Advisory Agreement and investing directly in securities rather than in the Portfolio. The investment advisory fee rate for the Fund, once it converts to a single-fund structure, will be the same as the investment advisory fee rate under the New Advisory Agreement. Additionally, the current agreements of the Fund regarding administration, distribution, transfer agent and custodian services will not change due to the implementation of the Conversion Plan. After the Conversion, shareholders will hold the same number of shares of the Fund, with the same dollar value, as they held immediately before the Conversion. The Conversion will have no federal income tax consequences for the Fund or its shareholders.
FRF-Z

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Approval of an Agreement and Plan of Reorganization
     Shareholders of the Fund approved an Agreement and Plan of Reorganization (“Reorganization Agreement”) pursuant to which the Fund will be reorganized into a newly formed Delaware statutory trust, also named Highland Floating Rate Fund (“New Fund”) (“Reorganization”). After the Reorganization, which is currently expected to take place immediately after the Conversion, shareholders will hold the same number of shares of the New Fund, with the same dollar value, as they held in the Fund before the Reorganization. The Reorganization will not result in any change in the Fund’s investment objective, policies or investment restrictions. Additionally, the then-current agreements of the Fund regarding advisory, administration, distribution, transfer agent and custodian services will not change. The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization.
     For additional information regarding the Reorganization, please see the Fund’s Proxy Statement dated June 12, 2007, which is available on the website of the U.S. Securities and Exchange Commission, www.sec.gov.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE
FRF-Z

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